Summary of Related Party Receivables, Payables, Payments Made and Expenses Related to Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitment, Contingency And Related Party Transactions [Abstract]
Receivable		$ 12	$ 9	$ 17
Payable		5	10	6
Payments	10	14	28	79
Expenses		$ 15	$ 32	$ 60